SUPPLEMENT DATED FEBRUARY 6, 2006

TO PROSPECTUS DATED MAY 1, 2004 FOR

KEMPER INVESTORS LIFE INSURANCE COMPANY

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM

MODIFIED GUARANTEED, FIXED AND VARIABLE

DEFERRED VARIABLE ANNUITY CONTRACTS

SCUDDER ZS4

Issued By

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

of

KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends certain information contained in your Scudder ZS4 Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

Effective February 6, 2006, Scudder Variable Series I, Scudder Variable Series II, and Scudder Investments VIT Funds are changing their names and the names of their Portfolios. Therefore, the following name changes will take effect February 6, 2006 to the applicable Portfolios and the corresponding Subaccounts.

Current Name	New Name
Scudder Variable Series I	DWS Variable Series I
Scudder Capital Growth	DWS Capital Growth VIP
Scudder Global Discovery	DWS Global Opportunities VIP
Scudder Growth and Income	DWS Growth & Income VIP
Scudder Health Sciences	DWS Health Care VIP
Scudder International	DWS International VIP

Scudder Variable Series II	DWS Variable Series II
Scudder Blue Chip	DWS Blue Chip VIP
Scudder Large Cap Value	DWS Large Cap Value VIP
Scudder Fixed Income	DWS Core Fixed Income VIP
Scudder Global Blue Chip	DWS Global Thematic VIP
Scudder Government & Agency Securities	DWS Government & Agency Securities VIP
Scudder High Income	DWS High Income VIP
Scudder International Select Equity	DWS International Select Equity VIP
Scudder Mid Cap Growth	DWS Mid Cap Growth VIP
Scudder Money Market	DWS Money Market VIP
Scudder Small Cap Growth	DWS Small Cap Growth VIP
Scudder Strategic Income	DWS Strategic Income VIP
Scudder Technology Growth	DWS Technology VIP
Scudder Total Return	DWS Balanced VIP
SVS Davis Venture Value	DWS Venture Value VIP
SVS Dreman Financial Services	DWS Dreman Financial Services VIP
SVS Dreman High Return Equity	DWS Dreman High Return Equity VIP
SVS Dreman Small Cap Value	DWS Dreman Small Cap Value VIP
Scudder Salomon Aggressive Growth	DWS Salomon Aggressive Growth VIP
SVS Janus Growth and Income	DWS Janus Growth & Income VIP
SVS Janus Growth Opportunities	DWS Janus Growth Opportunities VIP
SVS MFS Strategic Value	DWS MFS Strategic Value VIP
SVS Oak Strategic Equity	DWS Oak Strategic Equity VIP
SVS Turner Mid Cap Growth	DWS Turner Mid Cap Growth VIP

Scudder Investments VIT Funds	DWS Investments VIT Funds
Equity 500 Index Fund	DWS Equity 500 Index VIP
Real Estate Securities	DWS RREEF Real Estate Securities VIP

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For use in all states